Supplement, dated July 22, 2005, to the following
                       Prospectuses of the Seligman Funds:

                 Prospectuses, each dated February 1, 2005, for
              Seligman Investment Grade Fixed Income Fund, Inc. and Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust,
                  Seligman New Jersey Municipal Fund, Inc. and
                   Seligman Pennsylvania Municipal Fund Series

                   Prospectuses, each dated March 1, 2005, for
       Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

                    Prospectuses, each dated May 2, 2005, for
         Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc.,
Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc.,
     Seligman High-Yield Bond Series, Seligman Income and Growth Fund, Inc.,
               Seligman LaSalle Monthly Dividend Real Estate Fund,
                  Seligman Time Horizon/Harvester Series, Inc.,
 Seligman U.S. Government Securities Series and Seligman Value Fund Series, Inc.

Each of the mutual funds in the Seligman Group is amending its prospectus to permit you to aggregate your ownership of Class A and Class B shares of any mutual fund of the Seligman Group for purposes of determining if you qualify for volume discounts in connection with the purchase of Class A shares. Accordingly, if you currently own Class B shares or intend to purchase Class B, Class C or Class D shares, you should consider whether you would be better off purchasing Class A shares, taking into account your current investment in the mutual funds in the Seligman Group and any contemplated future investments. Your financial advisor can assist you in determining the class that best meets your needs.

If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you must inform your financial advisor, financial intermediary or Seligman Data Corp. ("SDC") of such eligibility and be prepared to provide proof of eligibility.

Effective August 15, 2005, the following information supersedes and replaces the information set forth under the caption entitled "Information Regarding Breakpoint Discounts for Class A Shares":

      Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described in the prospectus. For the purpose of the Breakpoint Discount thresholds, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the Fund's Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:

      Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are available under a Seligman group program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of the Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

      The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

      If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

      Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

      CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Fund's Statement of Additional Information.

      Additional Information. For more information regarding Breakpoint Discounts, please consult the Fund's Statement of Additional Information. This information can also be found at www.seligman.com(1) via a hyperlink that is designed to facilitate access to the information.

(1) The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

                Supplement, dated July 22, 2005, to the following
           Statements of Additional Information of the Seligman Funds:

     Statements of Additional Information, each dated February 1, 2005, for
              Seligman Investment Grade Fixed Income Fund, Inc. and Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust,
                  Seligman New Jersey Municipal Fund, Inc. and
                   Seligman Pennsylvania Municipal Fund Series

       Statements of Additional Information, each dated March 1, 2005, for Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

        Statements of Additional Information, each dated May 2, 2005, for
         Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc.,
     Seligman High-Yield Bond Series, Seligman Income and Growth Fund, Inc.,
               Seligman LaSalle Monthly Dividend Real Estate Fund,
                  Seligman Time Horizon/Harvester Series, Inc.,
Seligman U.S. Government Securities Series and Seligman Value Fund Series, Inc.

Each of the mutual funds in the Seligman Group is amending its statement of additional information to permit you to aggregate your ownership of Class A and Class B shares of any mutual fund of the Seligman Group for purposes of determining if you qualify for volume discounts in connection with the purchase of Class A shares. Accordingly, if you currently own Class B shares or intend to purchase Class B, Class C or Class D shares, you should consider whether you would be better off purchasing Class A shares, taking into account your current investment in the mutual funds in the Seligman Group and any contemplated future investments. Your financial advisor can assist you in determining the class that best meets your needs.

If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you must inform your financial advisor, financial intermediary or Seligman Data Corp. ("SDC") of such eligibility and be prepared to provide proof of eligibility.

Effective August 15, 2005, the sections entitled "Volume Discounts" and "The Right of Accumulation" applicable to the purchase of Class A shares under the heading in the Statement of Additional Information entitled "Purchase, Redemption, and Pricing of Shares" are deleted and superceded in their entirety by the following:

      Discounts and Rights of Accumulation. Reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Class A shares of the Seligman Cash Management Fund),
      (ii) the current net asset value of the Class A and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the breakpoint discount thresholds for Class A shares described in the prospectus (the "Breakpoint Discounts").

      The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

      If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.